Note 19 - Segmented Information (Detail) - Segmented long-lived asset information by geographic location (USD $) In Thousands, unless otherwise specified	Jan. 31, 2013	Jan. 31, 2012
Total long-lived assets	$ 169,830	$ 123,973
United States [Member]
Total long-lived assets	72,510	43,312
Canada [Member]
Total long-lived assets	24,249	24,926
Belgium [Member]
Total long-lived assets	32,840	36,581
EMEA, Excluding Belgium [Member]
Total long-lived assets	40,227	19,148
Asia Pacific [Member]
Total long-lived assets	$ 4	$ 6